SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Land	$ 25,191	$ 25,389
Buildings	63,278	63,200
Machinery and equipment	65,760	63,284
Assets in progress	6,753	10,354
Others	9,409	9,393
Total	170,391	171,620
Less accumulated depreciation	(56,363)	(54,700)
Total	$ 114,028	$ 116,920